Share Award Incentive Plan	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Share Award Incentive Plan
SHARE AWARD INCENTIVE PLAN
The Company recorded compensation expense related to the share awards of $15.5 million for the year ended December 31, 2017 ($13.9 million for the year ended December 31, 2016).

The weighted average fair value of share awards granted during the year ended December 31, 2017 was $5.75 per restricted and performance award and $3.04 per restricted and performance award for the year ended December 31, 2016.

The number of share awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards(1)	Total number of share awards
Balance, December 31, 2015	729	613	1,342
Granted	1,313	1,583	2,896
Vested and converted to common shares	(450)	(409)	(859)
Forfeited	(84)	(50)	(134)
Balance, December 31, 2016	1,508	1,737	3,245
Granted	1,636	1,584	3,220
Vested and converted to common shares	(959)	(1,043)	(2,002)
Forfeited	(157)	(25)	(182)
Balance, December 31, 2017	2,028	2,253	4,281
(1) Based on underlying awards before applying the payout multiplier which can range from 0x to 2x.